UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05037

Professionally Managed Portfolios

 (Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

 (Address of principal executive offices)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services

777 E. Wisconsin Ave.

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-4324

Date of fiscal year end: March 31

Date of reporting period: June 30, 2022

Osterweis Total Return Fund

Issue Name	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By	Voted	For/Against Management	Vote Cast	Vote Against Management
Morgan Stanley Institutional Liquidity Funds		61747C707	31-Mar-22	Elect Director Nancy C. Everett	Management	Yes	For	For	No
Morgan Stanley Institutional Liquidity Funds		61747C707	31-Mar-22	Elect Director Jakki L. Haussler	Management	Yes	For	For	No
Morgan Stanley Institutional Liquidity Funds		61747C707	31-Mar-22	Elect Director Patricia A. Maleski	Management	Yes	For	For	No
Morgan Stanley Institutional Liquidity Funds		61747C707	31-Mar-22	Elect Director Frances L. Cashman	Management	Yes	For	For	No
Morgan Stanley Institutional Liquidity Funds		61747C707	31-Mar-22	Elect Director Eddie A. Grier	Management	Yes	For	For	No

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title) /s/ Jason Hadler

Jason Hadler, President/Principal Executive Officer

Date August 29, 2022

Osterweis Total Return Fund a Series of Professionally Managed Portfolios Form N-PX 2022